UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  The Eli & Edythe Broad Foundation

   Address:               10900 Wilshire Blvd., 12th Floor
                          Los Angeles, CA 90024

   Form 13F File Number:  _____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  K.C. Krieger

   Title:                 Director of Investments

   Phone:                 310-954-5039

   Signature, Place, and Date of Signing:

     /s/ K.C. Krieger          Los Angeles, CA             02/14/11
     -----------------         ---------------            ----------
        (Signature)             (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 26

Form 13F Information Value Total (thousands):     $145,738


List of Other Included Managers: NONE

Form 13F-HR Information Table

                             Title of                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                 Class              CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                 -----              -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Bank of America Corporation   *W EXP 10/28/2018  060505153     1602   600000                SOLE               600000
Capital One Finl Corp         *W EXP 11/14/2018  14040H139     3892   200000                SOLE               200000
Colgate Palmolive Co          COM                194162103     1720    21400                SOLE                21400
First Rep Bk San Fran Cali    COM                33616C100    80891  2777834                SOLE              2777834
Ford Mtr Co                   *W EXP 01/01/2013  345370134      727    89200                SOLE                89200
Hartford Finl Svcs Group Inc  *W EXP 06/26/2019  416515120     3612   200000                SOLE               200000
Heinz  H J Co                 COM                423074103     1489    30100                SOLE                30100
India Fd Inc                  COM                454089103     7251   186450                SOLE               186450
Invesco Mortgage Capital Inc  COM                46131B100     1141    50000                SOLE                50000
Ishares Inc                   MSCI Thailand      464286624      581     9000                SOLE                 9000
Ishares Inc                   MSCI Singapore     464286673      471    34000                SOLE                34000
Ishares Inc                   MSCI Malaysia      464286830      503    35000                SOLE                35000
Johnson & Johnson             COM                478160104     1967    31800                SOLE                31800
JPMorgan Chase & Co           *W EXP 10/28/2018  46634E114     7225   500000                SOLE               500000
Las Vegas Sands Corp          COM                517834107     2343    51000                SOLE                51000
LyondellBasell Industries     SHS - A -          N53745100     3463   100663                SOLE               100663
Market Vectors ETF TR         Brazil SMCP ETF    57060U613    13269   230047                SOLE               230047
Market Vectors ETF TR         Indonesia ETF      57060U753      524     6000                SOLE                 6000
Market Vectors ETF TR         Vietnam ETF        57060U761      131     5000                SOLE                 5000
Merck & Co Inc New            COM                58933Y105     2015    55900                SOLE                55900
Novartis A G                  Sponsored ADR      66987V109     1244    21100                SOLE                21100
PNC Finl Svcs Group Inc       *W EXP 12/31/2018  693475121     2165   150000                SOLE               150000
Procter & Gamble Co           COM                742718109     1756    27300                SOLE                27300
Royal Dutch Shell  Plc        Spons ADR A        780259206     2077    31100                SOLE                31100
Statoil  ASA                  Sponsored ADR      85771P102     1621    68200                SOLE                68200
Unilever  N V                 N Y SHS NEW        904784709     2060    65600                SOLE                65600